Summary of Significant Accounting Policies (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Line Items]
Estimated credit losses					$ 9,023,768	$ 223,166
Advertising costs					1,349,794	491,596
Research and development costs	$ 733,616	$ 1,957,352	$ 1,870,845	$ 3,647,506	7,086,087	1,911,031
Accounts receivable					$ 18,642,078	$ 23,099,404
US statutory rate					21.00%	21.00%
Percentage of quantitative threshold					5.00%
Percentage of reconciling items					1.05%
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					100.00%	100.00%
One customer [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage					99.00%	98.00%